Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

Note 7 – Long-Term Debt

In September 2017, the Company entered into a $750.0 million credit agreement with an initial borrowing base of $200.0 million and maturity on September 5, 2022 (as amended, the “Credit Facility”). Redetermination of the borrowing base of the Credit Facility occurs semiannually on or about October 1 and April 1. The redeterminations in September 2018 and March 2019 resulted in an increase to the borrowing base to $675.0 million and $750.0 million, respectively. As of March 31, 2019, the Company had $602.6 million of outstanding borrowings and no letters of credit outstanding under the Credit Facility. The Credit Facility is secured by substantially all of the assets of the Company.

The Company amended the Credit Facility in March 2019 to increase the borrowing base as noted above as well as to allow for (i) secured permitted additional debt of up to $250 million before any reduction in the borrowing base would occur and (ii) unsecured permitted additional debt of up to $400 million before any reduction in the borrowing base would occur.

Amounts borrowed under the Credit Facility bear interest at London Interbank Offered Rate (“LIBOR”) or the alternate base rate (“ABR”) at the Company’s election. The rate used for ABR loans is based on the higher of the prime rate, the federal funds effective rate plus 0.50% or the one-month LIBOR rate plus 1%. Either rate is adjusted upward by an applicable margin, based on the utilization percentage of the Credit Facility. Additionally, the Credit Facility provides for a commitment fee, which is payable at the end of each calendar quarter. The pricing grid below shows the applicable margin for LIBOR rate or ABR loans as well as the commitment fee depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	ABR Margin	Commitment Fee
Level I	<25%	2.00%	1.00%	0.375%
Level II	>25% but <50%	2.25%	1.25%	0.375%
Level III	>50% but <75%	2.50%	1.50%	0.500%
Level IV	>75% but <90%	2.75%	1.75%	0.500%
Level V	>90%	3.00%	2.00%	0.500%

The Credit Facility contains representations, warranties, covenants, conditions and defaults customary for transactions of this type, including but not limited to: (i) limitations on liens and incurrence of debt covenants; (ii) limitations on the sale of property, mergers, consolidations and other similar transactions covenants; (iii) limitations on investments, loans and advances covenants; and (iv) limitations on dividends, distributions, redemptions and restricted payments covenants. Additionally, the Company is prohibited from hedging in excess of (a) 80% of reasonably anticipated projected production for the first thirty (30) month rolling period (based upon the Company’s internal projections) and (b) 80% of reasonably anticipated projected production from proved reserves for the second thirty (30) month rolling period of such sixty (60) month period (based on the most recently delivered reserve report). If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.

The Credit Facility also contains financial covenants requiring the Company to comply with a leverage ratio of the Company’s consolidated debt to consolidated EBITDAX (as defined in the credit agreement) for the period of four fiscal quarters then ended of not more than 4.00 to 1.00 and a current ratio of the Company’s consolidated current assets to consolidated current liabilities (as defined in the credit agreement to exclude non-cash assets and liabilities under ASC Topic 815 Derivatives and Hedging and ASC Topic 410 Asset Retirement and Environmental Obligations) as of the fiscal quarter ended of not less than 1.00 to 1.00.

As of March 31, 2019, the Company was in compliance with the covenants under the Credit Facility.

Note 7 – Long-Term Debt

In September 2017, the Company entered into a $750.0 million credit agreement with an initial borrowing base of $200.0 million and maturity on September 5, 2022 (as amended, the “2017 Credit Facility”). In September 2018, the redetermination resulted in an increase to the borrowing base to $675.0 million. Redetermination of the borrowing base of the 2017 Credit Facility occurs semiannually on or about October 1 and April 1. As of December 31, 2018, the Company had $514.6 million of outstanding borrowings and no letters of credit outstanding under the 2017 Credit Facility. At December 31, 2018, the weighted average interest rate on borrowings under our 2017 Credit Facility was 5.21%. The 2017 Credit Facility is secured by substantially all of the assets of the Company.

The Company amended the 2017 Credit Facility in September 2018 to increase the borrowing base as noted above as well as to allow for permitted additional debt of up to $500 million before any reduction in the borrowing base would occur, to reduce the applicable margin for both London Interbank Offered Rate (“LIBOR”) and alternate base rate (“ABR”) loans by 0.25% for each utilization level, and to reduce the commitment fee rate for the two lowest utilization levels to 0.375%.

Principal maturities of the Company’s borrowings at December 31, 2018, consisting of amounts outstanding under the 2017 Credit Facility, are as follows (in thousands):

2019	$—
2020	—
2021	—
2022	514,639

$514,639

Amounts borrowed under the 2017 Credit Facility bear interest at LIBOR or the ABR at the Company’s election. The rate used for ABR loans is based on the higher of the prime rate, the federal funds effective rate plus 0.50% or the one-month LIBOR rate plus 1%. Either rate is adjusted upward by an applicable margin, based on the utilization percentage of the 2017 Credit Facility. Additionally, the 2017 Credit Facility provides for a commitment fee, which is payable at the end of each calendar quarter. The pricing grid below shows the applicable margin for LIBOR rate or ABR loans as well as the commitment fee depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	ABR Margin	Commitment Fee
Level I	<25%	2.00%	1.00%	0.375%
Level II	>25% but <50%	2.25%	1.25%	0.375%
Level III	>50% but <75%	2.50%	1.50%	0.500%
Level IV	>75% but <90%	2.75%	1.75%	0.500%
Level V	>90%	3.00%	2.00%	0.500%

The 2017 Credit Facility contains representations, warranties, covenants, conditions and defaults customary for transactions of this type, including but not limited to: (i) limitations on liens and incurrence of debt covenants; (ii) limitations on the sale of property, mergers, consolidations and other similar transactions covenants; (iii) limitations on investments, loans and advances covenants; and (iv) limitations on dividends, distributions, redemptions and restricted payments covenants. Additionally, the Company is prohibited from hedging in excess of (a) 80% of reasonably anticipated projected production for the first thirty (30) month rolling period (based upon the Company’s internal projections) and (b) 80% of reasonably anticipated projected production from proved reserves for the second thirty (30) month rolling period of such sixty (60) month period (based on the most recently delivered reserve report). If the amount of borrowings outstanding exceed 50% of the borrowing base, the Company is required to hedge a minimum of 50% of the future production expected to be derived from proved developed reserves for the next eight quarters per its most recent reserve report.

The 2017 Credit Facility also contains financial covenants requiring the Company to comply with a leverage ratio of the Company’s consolidated debt to consolidated EBITDAX (as defined in the credit agreement) for the period of four fiscal quarters then ended of not more than 4.00 to 1.00 and a current ratio of the Company’s consolidated current assets to consolidated current liabilities (as defined in the credit agreement to exclude non-cash assets and liabilities under ASC Topic 815 Derivatives and Hedging and ASC Topic 410 Asset Retirement and Environmental Obligations) as of the fiscal quarter ended of not less than 1.00 to 1.00.

As of December 31, 2018, the Company was in compliance with the covenants under the 2017 Credit Facility.

Prior to the 2017 Credit Facility, Citizen had a two-year, $500.0 million credit facility (“Citizen 2017 Credit Facility”) with an initial borrowing base of $82.5 million. In August 2017, the Citizen 2017 Credit Facility was terminated and the outstanding balance of $20.3 million was repaid.